Offerings - Offering: 1	May 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Maximum Aggregate Offering Price	$ 1,200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,720
Offering Note
(1)
This “Calculation of Filing Fee Table” shall be deemed to update the “Registration fee” in Item 14. Other Expenses of Issuance and Distribution in the Registration Statement on Form
S-3,
File
No. 333-281614,
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, or the “Act.” The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)	Calculated in accordance with Rule 457(o) under the Act, based on the proposed maximum aggregate offering price, and Rule 457(r) under the Act.